Document And Entity Information	Nov. 04, 2026
Document Information [Line Items]
Entity, Registrant Name	Ormat Technologies, Inc.
Document, Type	8-K
Document, Period End Date	Nov. 04, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-32347
Entity, Tax Identification Number	88-0326081
Entity, Address, Address Line One	6884 Sierra Center Parkway
Entity, Address, City or Town	Reno
Entity, Address, State or Province	NV
Entity, Address, Postal Zip Code	89511
City Area Code	775
Local Phone Number	356-9029
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	ORA
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001296445